October 22, 2007

Supplement

SUPPLEMENT DATED OCTOBER 22, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE S&P 500 PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The second and third paragraphs of the section of the Prospectus entitled ‘‘The Portfolio — Portfolio Management’’ are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Systematic Strategies team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Hooman Yaghoobi, an Executive Director of the Investment Adviser, and Teimur Abasov and Thomas H. Moore, each a Vice President of the Investment Adviser.

Mr. Yaghoobi has been associated with the Investment Adviser in an investment management capacity since July 1995 and began managing the Portfolio in October 2007. Mr. Abasov has been associated with the Investment Adviser in an investment management capacity since March 2005 and began managing the Portfolio in October 2007. Prior to March 2005, Mr. Abasov worked as a professor at the University of California, Irvine. Mr. Moore has been associated with the Investment Adviser in an investment management capacity since August 1999 and began managing the Portfolio in April 2006.

Members of the team collaborate to manage the assets of the Portfolio and are responsible for the day-to-day management of the Portfolio and the execution of the overall strategy of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR SP 10/07

October 22, 2007

Supplement

SUPPLEMENT DATED OCTOBER 22, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE GLOBAL DIVIDEND GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The third, fourth and fifth paragraphs of the section of the Prospectus entitled ‘‘The Portfolio — Portfolio Management’’ are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Global Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Colin McQueen, an Executive Director of the Sub-Adviser, and Douglas M. McGraw, Martin J. Moorman, Noreen Griffin and Alexander Vislykh, each a Vice President of the Sub-Adviser.

Mr. McQueen has been associated with the Sub-Adviser in an investment management capacity since December 2005 and began managing the Portfolio in December 2005. Prior to December 2005, Mr. McQueen was a portfolio manager at UBS Global Asset Management. Mr. McGraw has been associated with the Sub-Adviser and its investment management affiliates in a research capacity since June 2001 and began managing the Portfolio in April 2004. Mr. Moorman has been associated with the Sub-Adviser in an investment management capacity since September 2003 and began managing the Portfolio in April 2004. Prior to September 2003, Mr. Moorman was a portfolio manager at Delaware International Advisors. Ms. Griffin has been associated with the Sub-Adviser in an investment management capacity since October 2005 and began managing the Portfolio in November 2005. Prior to October 2005, Ms. Griffin was a portfolio manager at Setanta Asset Management. Mr. Vislykh has been associated with the Sub-Adviser in an investment management capacity since July 2002 and began managing the Portfolio in December 2006. Prior to July 2002, Mr. Vislykh was completing his graduate schooling.

Mr. McQueen is the lead manager of the Portfolio and Messrs. McGraw, Moorman and Vislykh and Ms. Griffin are co-portfolio managers. Mr. McQueen is responsible for the execution of the overall strategy of the Portfolio, although the Portfolio’s assets are managed within the team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR GD 10/07

October 22, 2007

Supplement

SUPPLEMENT DATED OCTOBER 22, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2007

The section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the S&P 500 Portfolio’’ is hereby deleted and replaced with the following:

As of December 31, 2006, Thomas H. Moore managed six registered investment companies with a total of approximately $4.2 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

As of September 30, 2007, Hooman Yaghoobi managed three registered investment companies with a total of approximately $1.0 billion in assets; no pooled investment vehicles other than registered investment companies; and one other account (which includes separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $53.1 million in assets.

As of September 30, 2007, Teimur Abasov managed one registered investment company with a total of approximately $512.1 million in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

The section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers — With respect to the S&P 500 Portfolio’’ is hereby deleted and replaced with the following:

As of December 31, 2006, Thomas H. Moore did not own any securities in the Fund.

As of September 30, 2007, Hooman Yaghoobi and Teimur Abasov did not own any securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.